Business and Organization (Details)	0 Months Ended
	Jun. 01, 2011	Aug. 13, 2010 AAER Inc. [Member]
Business and Organization [Abstract]
Stock split, conversion ratio (in ratio)	0.2
Business Acquisition [Line Items]
Percentage of voting and economic interests acquired		100.00%